As filed with the U.S. Securities and Exchange Commission on April 3, 2017

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 161	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 162	☒

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 3, 2017 pursuant to paragraph (b)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A for Rydex Series Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 3, 2017, the effectiveness of Post-Effective Amendment No. 155 (“PEA No. 155”), which was filed with the Commission via EDGAR Accession No. 0001628280-16-021794 on December 5, 2016, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 155 by means of this filing, Parts A, B and C of PEA No. 155 are incorporated herein by reference.
PART A – PROSPECTUS
The Trust’s Prospectus for Class T shares is incorporated herein by reference to Part A of PEA No. 155.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Trust’s Statement of Additional Information for Class T shares is incorporated herein by reference to Part A of PEA No. 155.
PART C – OTHER INFORMATION
The Part C is incorporated herein by reference to Part A of PEA No. 155.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 161 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 3rd day of April, 2017.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 161 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	April 3, 2017
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	April 3, 2017
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	April 3, 2017
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	April 3, 2017
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	April 3, 2017
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	April 3, 2017
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	April 3, 2017
Thomas F. Lydon

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	April 3, 2017
Angela Brock-Kyle

/s/ Sandra Sponem*	Member of the Board of Trustees	April 3, 2017
Sandra Sponem

/s/ John L. Sullivan	Chief Financial Officer and Treasurer	April 3, 2017
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney.